6. Intangible Assets: Patents: Schedule of Intangible Assets and Goodwill (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Intangible Assets and Goodwill
December 31, 2012
Patent costs	939,535
Amortization	(371,034)
Patents	$568,501